Related Parties Transactions (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2012 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Expired date			Jul. 31, 2021
Office rent expenses			$ 13,141	$ 12,178	$ 12,177
Ping Lin [Member]
Related Party Transaction [Line Items]
Operating office lease, rent expense	$ 13,000	¥ 84,000